CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Shareholders' Equity at Dec. 31, 2018	$ 23,651,277	$ 106,616,083	$ (352,426)	$ (126,803,647)	$ 3,111,287
Shareholders' Equity (in shares) at Dec. 31, 2018	1,580,693,413
Stock-based compensation		394,439			394,439
Issuance of share capital related to financing, net of issuance costs	$ 65,598	86,955			152,553
Issuance of share capital related to financing, net of issuance costs (in shares)	5,000,000
Comprehensive loss			107,168	(2,545,283)	(2,438,115)
Shareholders' Equity at Mar. 31, 2019	$ 23,716,875	107,097,477	(245,258)	(129,348,930)	1,220,164
Shareholders' Equity (in shares) at Mar. 31, 2019	1,585,693,413
Shareholders' Equity at Dec. 31, 2018	$ 23,651,277	106,616,083	(352,426)	(126,803,647)	3,111,287
Shareholders' Equity (in shares) at Dec. 31, 2018	1,580,693,413
Comprehensive loss					(6,715,315)
Shareholders' Equity at Jun. 30, 2019	$ 24,538,137	107,960,836	(405,374)	(133,466,014)	(1,372,415)
Shareholders' Equity (in shares) at Jun. 30, 2019	1,650,693,413
Shareholders' Equity at Mar. 31, 2019	$ 23,716,875	107,097,477	(245,258)	(129,348,930)	1,220,164
Shareholders' Equity (in shares) at Mar. 31, 2019	1,585,693,413
Stock-based compensation		409,622			409,622
Issuance of share capital related to financing, net of issuance costs	$ 821,262	453,737			1,274,999
Issuance of share capital related to financing, net of issuance costs (in shares)	65,000,000
Comprehensive loss			(160,116)	(4,117,084)	(4,277,200)
Shareholders' Equity at Jun. 30, 2019	$ 24,538,137	107,960,836	(405,374)	(133,466,014)	(1,372,415)
Shareholders' Equity (in shares) at Jun. 30, 2019	1,650,693,413
Shareholders' Equity at Dec. 31, 2019	$ 31,987,016	110,498,824	(348,860)	(143,909,438)	(1,772,458)
Shareholders' Equity (in shares) at Dec. 31, 2019	2,245,865,913
Stock-based compensation		100,504			100,504
Issuance of share capital related to financing, net of issuance costs	$ 8,098,632	(1,003,264)			7,095,368
Issuance of share capital related to financing, net of issuance costs (in shares)	627,029,600
Comprehensive loss			(222,725)	(3,385,062)	(3,607,787)
Shareholders' Equity at Mar. 31, 2020	$ 40,085,648	109,596,064	(571,585)	(147,294,500)	1,815,627
Shareholders' Equity (in shares) at Mar. 31, 2020	2,872,895,513
Shareholders' Equity at Dec. 31, 2019	$ 31,987,016	110,498,824	(348,860)	(143,909,438)	(1,772,458)
Shareholders' Equity (in shares) at Dec. 31, 2019	2,245,865,913
Comprehensive loss					(11,970,479)
Shareholders' Equity at Jun. 30, 2020	$ 46,578,543	112,989,141	(617,622)	(155,611,155)	3,338,907
Shareholders' Equity (in shares) at Jun. 30, 2020	3,386,573,113
Shareholders' Equity at Mar. 31, 2020	$ 40,085,648	109,596,064	(571,585)	(147,294,500)	1,815,627
Shareholders' Equity (in shares) at Mar. 31, 2020	2,872,895,513
Stock-based compensation		63,330			63,330
Issuance of share capital related to financing, net of issuance costs	$ 5,953,175	2,941,966			8,895,142
Issuance of share capital related to financing, net of issuance costs (in shares)	471,666,700
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital	$ 523,778	376,222			900,000
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital (in shares)	40,760,900
Issuance of share capital upon the exercise of warrants	$ 15,941	11,559			27,500
Issuance of share capital upon the exercise of warrants (in shares)	1,250,000
Comprehensive loss			(46,037)	(8,316,655)	(8,362,692)
Shareholders' Equity at Jun. 30, 2020	$ 46,578,543	$ 112,989,141	$ (617,622)	$ (155,611,155)	$ 3,338,907
Shareholders' Equity (in shares) at Jun. 30, 2020	3,386,573,113